INVESTMENTS - Measured at fair value (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments recognized at fair value
Shareholder amount	R$ 450,962
Fair value	R$ 1,104,381	R$ 1,761,258
AES TIET ENERGIA S/A
Investments recognized at fair value
Percentage of participations for fair value investments	0.53%
Shareholder amount	R$ 11,551
Fair value	R$ 38,990	383,958
Number of shares transferred	24,662,112
Proceeds from sales of investments other than investments accounted for using equity method	R$ 300,878
Companhia Energtica do Cear - COELCE
Investments recognized at fair value
Percentage of participations for fair value investments	7.06%
Shareholder amount	R$ 76,658
Fair value	R$ 193,330	200,391
Energisa Holding
Investments recognized at fair value
Percentage of participations for fair value investments	1.16%
Shareholder amount	R$ 57,144
Fair value	R$ 248,904	371,418
Auren Energia S.A.
Investments recognized at fair value
Percentage of participations for fair value investments	0.05%
Shareholder amount	R$ 3,114
Fair value	R$ 6,978	152,425
Number of shares transferred	9,823,673
Proceeds from sales of investments other than investments accounted for using equity method	R$ 131,146
Centrais Eletricas de Santa Catarina - CELESC
Investments recognized at fair value
Percentage of participations for fair value investments	10.75%
Shareholder amount	R$ 266,636
Fair value	R$ 270,991	227,237
Companhia Paranaense de Energia - COPEL
Investments recognized at fair value
Fair value		105,164
Equatorial Energia Par
Investments recognized at fair value
Percentage of participations for fair value investments	0.99%
Shareholder amount	R$ 16,075
Fair value	R$ 169,356	143,008
Energisa Mato Grosso - Distribuidora de Energia S.A.
Investments recognized at fair value
Fair value		32,632
Rio Parapanema Energia
Investments recognized at fair value
Percentage of participations for fair value investments	0.47%
Shareholder amount	R$ 3,924
Fair value	R$ 11,524	11,899
Companhia Energetica de Brasilia - CEB
Investments recognized at fair value
Percentage of participations for fair value investments	2.10%
Shareholder amount	R$ 11,861
Fair value	R$ 25,039	16,330
CEEED
Investments recognized at fair value
Percentage of participations for fair value investments	4.62%
Fair value	R$ 68,575
Others
Investments recognized at fair value
Shareholder amount	3,999
Fair value	R$ 70,694	R$ 116,796
Others | Minimum
Investments recognized at fair value
Percentage of participations for fair value investments	0.0019%
Others | Maximum
Investments recognized at fair value
Percentage of participations for fair value investments	0.13%